Schedule of investments
Delaware Emerging Markets Fund	February 28, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.38%Δ
Argentina − 0.22%
Cablevision Holding GDR	443,972	$936,817
Cresud ADR †	1,624,384	8,235,627
Grupo Clarin GDR Class B 144A #, †	131,213	68,886
IRSA Inversiones y Representaciones ADR †	1,184,728	4,916,621
IRSA Propiedades Comerciales ADR	52,574	578,314
		14,736,265
Bahrain − 0.02%
Aluminium Bahrain GDR 144A #	221,400	1,517,675
		1,517,675
Brazil − 5.26%
AES Tiete Energia	516,085	1,427,379
Arcos Dorados Holdings Class A	2,304,242	12,143,356
Atacadao	500,000	1,690,696
B2W Cia Digital †	10,500,000	153,616,038
Banco Bradesco ADR	5,438,400	22,514,976
Banco Santander Brasil ADR	3,051,128	20,381,535
BRF ADR †	6,850,000	26,715,000
Embraer ADR †	420,704	3,702,195
Itau Unibanco Holding ADR	9,170,000	41,540,100
Rumo †	1,905,351	6,194,550
Telefonica Brasil ADR	2,050,000	16,133,500
TIM ADR	1,244,820	14,253,189
Vale ADR	2,000,000	33,800,000
		354,112,514
Chile − 0.89%
Cia Cervecerias Unidas ADR	410,528	7,102,134
Sociedad Quimica y Minera de Chile ADR	989,600	53,042,560
		60,144,694
China − 36.08%
Alibaba Group Holding †	2,300,000	68,912,969
Alibaba Group Holding ADR †	1,038,000	246,794,880
Baidu ADR †	420,000	119,053,200
BeiGene †	1,615,700	39,473,619
China Petroleum & Chemical Class H	30,000,000	16,592,642
Guangshen Railway Class H	11,000,000	2,155,625
iQIYI ADR †	700,000	17,731,000
JD.com ADR †	2,800,000	262,836,000
Joinn Laboratories China Class H 144A #, †	43,800	779,274
Kangji Medical Holdings †	3,000	4,208
Kunlun Energy	21,000,000	19,303,934
NQ-019 [2/21] 4/21 (1595589)    1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
Kweichow Moutai Class A	969,961	$318,732,788
Lizhi ADR †	100,000	806,000
PetroChina Class H	18,000,000	6,451,405
Ping An Insurance Group Co. of China Class H	4,000,000	49,146,195
Prosus †	600,000	70,988,576
SINA †	2,047,649	88,397,007
Sogou ADR †	1,500,000	12,390,000
Sohu.com ADR †	2,219,642	40,530,663
Tencent Holdings	4,750,000	405,710,731
Tencent Music Entertainment Group ADR †	1,217	31,301
Tianjin Development Holdings	15,885,550	3,317,831
Tingyi Cayman Islands Holding	12,000,000	24,103,811
Trip.com Group ADR †	582,400	22,975,680
Tsingtao Brewery Class H	7,000,000	57,442,516
Uni-President China Holdings	31,186,000	37,472,493
Weibo ADR †	800,000	44,136,000
Wuliangye Yibin Class A	10,299,780	446,430,093
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	4,972,654
		2,427,673,095
India − 8.39%
Aurobindo Pharma	1,500,000	17,456,624
Glenmark Pharmaceuticals	1,167,988	7,409,893
Indiabulls Real Estate GDR †	102,021	123,908
Lupin	2,500,000	34,644,825
Reliance Industries	10,500,000	298,032,251
Reliance Industries GDR 144A #	2,340,879	134,366,455
Tata Chemicals	1,866,909	18,787,225
Tata Consumer Products	2,128,276	17,642,231
Tata Motors †	3,000,000	13,184,323
United Breweries	1,000,000	15,803,906
Zee Entertainment Enterprises	2,530,000	6,920,188
		564,371,829
Indonesia − 0.42%
Astra Agro Lestari	9,132,500	7,214,932
Astra International	56,000,000	21,235,955
		28,450,887
Malaysia − 0.03%
UEM Sunrise †	17,000,000	1,680,049
		1,680,049
2    NQ-019 [2/21] 4/21 (1595589)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico − 2.92%
America Movil ADR Class L	1,369,199	$17,388,827
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR †	8,042,900	38,123,346
Cemex ADR †	2,326,397	15,377,484
Coca-Cola Femsa ADR	600,000	25,326,000
Fomento Economico Mexicano ADR	482,112	33,024,672
Grupo Financiero Banorte Class O †	4,000,000	20,086,994
Grupo Lala	3,900,027	2,684,403
Grupo Televisa ADR †	6,017,000	44,585,970
		196,597,696
Peru − 0.53%
Cia de Minas Buenaventura ADR †	3,217,400	35,584,444
		35,584,444
Republic of Korea − 18.31%
KB Financial Group ADR	245,928	9,423,961
LG Uplus	2,403,542	25,244,144
Lotte	300,000	8,971,963
Lotte Chilsung Beverage †	44,000	4,484,201
Lotte Confectionery	60,000	6,622,163
Samsung Electronics	5,200,000	381,842,456
Samsung Life Insurance	360,939	24,094,726
Shinhan Financial Group	300,000	8,798,398
SK Hynix	3,490,000	439,550,512
SK Telecom	870,000	191,655,541
SK Telecom ADR	5,454,200	131,337,136
		1,232,025,201
Russia − 4.78%
ENEL RUSSIA PJSC GDR	21,161	11,746
Etalon Group GDR 144A #	1,616,300	2,780,036
Gazprom PJSC ADR	14,600,000	84,680,000
Mail.Ru Group GDR †	551,200	14,799,720
Rosneft Oil PJSC GDR	14,555,684	100,637,999
Sberbank of Russia PJSC =	12,000,000	43,470,696
Sberbank of Russia PJSC ADR	800,000	11,600,000
Surgutneftegas PJSC ADR	2,014,441	8,601,663
T Plus PJSC =, †	36,096	0
VEON ADR †	732,264	1,303,430
Yandex Class A †	836,225	53,505,857
		321,391,147
NQ-019 [2/21] 4/21 (1595589)    3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
South Africa − 0.84%
Naspers Class N	240,000	$55,799,435
Sun International †	364,166	373,281
		56,172,716
Taiwan − 15.03%
FIT Hon Teng 144A #, †	33,000,000	12,210,483
MediaTek	10,092,000	324,654,232
Taiwan Semiconductor Manufacturing	31,000,000	674,481,644
		1,011,346,359
Turkey − 0.60%
Akbank T.A.S. †	19,500,000	15,911,401
Turk Telekomunikasyon †	951,192	983,627
Turkcell Iletisim Hizmetleri	2,427,827	5,181,413
Turkcell Iletisim Hizmetleri ADR	2,066,701	11,242,854
Turkiye Sise ve Cam Fabrikalari	7,651,443	7,345,715
		40,665,010
United Kingdom − 0.09%
Griffin Mining †	3,056,187	6,078,123
		6,078,123
United States − 2.97%
Intel	200,000	12,156,000
Micron Technology †	2,050,000	187,636,500
		199,792,500
Total Common Stock (cost $4,286,268,289)		6,552,340,204

Preferred Stock – 2.04%Δ
Brazil − 0.56%
Braskem Class A †, **	1,470,000	8,189,108
Petroleo Brasileiro ADR **	2,500,000	19,750,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 0.26% **	3,235,733	9,318,856
		37,257,964
Republic of Korea − 1.14%
Samsung Electronics 4.10% **	1,183,100	76,661,931
		76,661,931
4    NQ-019 [2/21] 4/21 (1595589)

(Unaudited)
	Number of shares	Value (US $)

Preferred StockΔ (continued)
Russia − 0.34%
Transneft PJSC 8.10% =, **	12,000	$23,053,008
		23,053,008
Total Preferred Stock (cost $66,489,867)		136,972,903

Rights – 0.00%Δ
Argentina − 0.00%
Cresud =, †	1,624,384	0
Total Rights (cost $0)		0

Exchange-Traded Fund – 0.12%
iShares MSCI Turkey ETF	290,275	7,756,148
Total Exchange-Traded Fund (cost $13,207,352)		7,756,148

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,056)		0

Short-Term Investments – 0.18%
Money Market Mutual Funds – 0.18%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	3,055,625	3,055,625
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,055,624	3,055,624
NQ-019 [2/21] 4/21 (1595589)    5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	3,055,624	$3,055,624
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	3,055,624	3,055,624
Total Short-Term Investments (cost $12,222,497)		12,222,497
Total Value of Securities−99.72% (cost $4,386,747,061)		6,709,291,752
Receivables and Other Assets Net of Liabilities — 0.28%		19,136,936
Net Assets Applicable to 247,341,205 Shares Outstanding — 100.00%	$6,728,428,688
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $156,695,463, which represents 2.33% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ-019 [2/21] 4/21 (1595589)